ING INVESTORS TRUST

PROSPECTUS
APRIL 29, 2005, AS SUPPLEMENTED OCTOBER 31, 2005
ADVISER CLASS (FORMERLY, RETIREMENT CLASS)

INTERNATIONAL/GLOBAL FUNDS
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO
ING INTERNATIONAL PORTFOLIO
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (FORMERLY, ING DEVELOPING WORLD PORTFOLIO)
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

STOCK FUNDS
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (FORMERLY, ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO)
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (FORMERLY,
ING CAPITAL GUARDIAN LARGE CAP VALUE PORTFOLIO)
ING EVERGREEN OMEGA PORTFOLIO
ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
ING FMR(SM) EARNINGS GROWTH PORTFOLIO
ING GLOBAL RESOURCES PORTFOLIO (FORMERLY, ING HARD ASSETS PORTFOLIO)
ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO (FORMERLY, ING GOLDMAN SACHS INTERNET TOLLKEEPER(SM) PORTFOLIO)
ING JANUS CONTRARIAN PORTFOLIO (FORMERLY, ING JANUS SPECIAL EQUITY PORTFOLIO) ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
ING MFS MID CAP GROWTH PORTFOLIO
ING MFS UTILITIES PORTFOLIO
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
ING VAN KAMPEN REAL ESTATE PORTFOLIO
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO (FORMERLY, ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & Co.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          PAGE
INTRODUCTION
  ING Investors Trust                                                        2
  Investment Adviser                                                         2
  Portfolios and Portfolio Managers                                          2
  Classes of Shares                                                          2
  Investing through your Qualified Plan                                      2
  Why Reading this Prospectus is Important                                   3

DESCRIPTION OF THE PORTFOLIOS
  ING Capital Guardian Managed Global Portfolio                              4
  ING Capital Guardian Small/Mid Cap Portfolio                               7
  ING Capital Guardian U.S. Equities Portfolio                              10
  ING Evergreen Omega Portfolio                                             13
  ING FMR(SM) Diversified Mid Cap Portfolio                                 15
  ING FMR(SM) Earnings Growth Portfolio                                     18
  ING Global Resources Portfolio                                            20
  ING Goldman Sachs Tollkeeper(SM) Portfolio                                24
  ING International Portfolio                                               29
  ING Janus Contrarian Portfolio                                            32
  ING JPMorgan Emerging Markets Equity Portfolio                            35
  ING JPMorgan Value Opportunities Portfolio                                38
  ING MFS Mid Cap Growth Portfolio                                          40
  ING MFS Utilities Portfolio                                               43
  ING Van Kampen Equity Growth Portfolio                                    45
  ING Van Kampen Global Franchise Portfolio                                 48
  ING Van Kampen Real Estate Portfolio                                      51
  ING Wells Fargo Mid Cap Disciplined Portfolio                             54

PORTFOLIO FEES AND EXPENSES                                                 57

SUMMARY OF PRINCIPAL RISKS                                                  59

MORE INFORMATION
  Percentage and Rating Limitations                                         66
  A Word about Portfolio Diversity                                          66
  Additional Information about the Portfolios                               66
  Non-Fundamental Investment Policies                                       66
  Temporary Defensive Positions                                             66
  Administrative Services                                                   66
  Portfolio Distribution                                                    67
  Additional Information Regarding the Classes of Shares                    67
  Shareholder Services and Distribution Plan                                67
  How We Compensate Entities Offering Our Portfolios as Investment
    Options in their Insurance Products                                     67
  Services by Financial Firms                                               68
  Interests of the Holders of the Variable Insurance Contracts And
    Policies and Qualified Retirement Plans                                 68
  Frequent Trading - Market Timing                                          69
  Portfolio Holdings Disclosure Policy                                      70
  Reports to Shareholders                                                   70

OVERALL MANAGEMENT OF THE TRUST
  The Adviser                                                               71
  Management Fee                                                            71

NET ASSET VALUE                                                             72

TAXES AND DISTRIBUTIONS                                                     73

FINANCIAL HIGHLIGHTS                                                        74

TO OBTAIN MORE INFORMATION                                                Back

ING INVESTORS TRUST TRUSTEES                                              Back

     AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER

Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.

PORTFOLIOS AND PORTFOLIO MANAGERS

ING Capital Guardian Managed Global Portfolio - Capital Guardian Trust Company ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING Global Resources Portfolio - Baring International Investment Limited
ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
L.P.
ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management, Inc.
ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management, Inc.
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen
ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management, Inc.

CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."

INVESTING THROUGH YOUR QUALIFIED PLAN

ADV Class shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to the investment adviser to the Portfolios and the adviser's affiliates. Service Class shares , which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy, and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in debt securities, cash or money market instruments.

The Portfolio may invest in any type of company, large or small, with earnings that show a relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued. The Portfolio may also invest in small and relatively less well-known companies.

The Portfolio may enter into foreign currency transactions.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' historical performance, which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under variable annuity contracts and variable life insurance policies ("Variable Contracts") or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

   ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO - ANNUAL TOTAL RETURNS(1)(2)

1995      7.18
1996     11.88
1997     11.77
1998     28.88
1999     62.75
2000    (14.87)
2001    (12.22)
2002    (20.45)
2003     35.85
2004     10.57

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the MSCI All Country World Index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                                 1 YEAR   5 YEARS   10 YEARS
Class S Return                   10.57%   (2.24)%     9.63%
MSCI All Country World
 Index                           15.75%   (1.79)%     8.19%

                                  BEST QUARTER

Quarter Ended
12/31/1999        47.58%

                                  WORST QUARTER

Quarter Ended
9/30/2002         (20.07)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of the ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
David I. Fisher           Mr. Fisher is Chairman of the Board of Capital Group International,
                          Inc. with portfolio management responsibilities for Capital Guardian, and joined the Capital Guardian organization in 1969.

Eugene P. Stein           Mr. Stein is an Executive Vice President of Capital Guardian, and
                          joined the Capital Guardian organization in 1972.

Christopher A. Reed       Mr. Reed is a Vice President of Capital International Research, Inc.
                          with portfolio management responsibilities for Capital Guardian, and joined the Capital Guardian organization in 1993.

Michael R. Ericksen       Mr. Ericksen is a Senior Vice President and Portfolio Manager for
                          Capital Guardian, and joined the Capital Guardian organization in
                          1986.

Richard N. Havas          Mr. Havas is a Senior Vice President and a Portfolio Manager with research responsibilities for the Capital Guardian, and joined the
                          Capital Guardian organization in 1985.

Nancy J. Kyle             Ms. Kyle is a Senior Vice President of Capital Guardian, and joined the Capital Guardian organization in 1990.

Lionel M. Sauvage         Mr. Sauvage is a Senior Vice President of Capital Guardian, and
                          joined the Capital Guardian organization in 1986.

Nilly Sikorsky            Ms. Sikorsky is Chairman of Capital International S.A., Vice Chairman
                          of Capital International Limited, a Director of The Capital Group
                          Companies, Inc. and Managing Director-Europe of Capital Group
                          International, Inc. She is a Portfolio Manager and joined Capital
                          Guardian in 1962.

Rudolf M. Staehelin       Mr. Staehelin is a Senior Vice President and Director of Capital
                          International Research, Inc. with portfolio management
                          responsibilities for Capital Guardian, and joined the Capital
                          Guardian organization in 1981.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell MidCap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell MidCap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

The Portfolio may also enter into currency-related transactions, including currency futures and forward contracts and options on currencies. The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                           CONVERTIBLE SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' historical performance, which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO - ANNUAL TOTAL RETURNS(1)(2)

1996     19.71
1997      9.96
1998     20.56
1999     50.12
2000    (18.46)
2001     (1.91)
2002    (25.69)
2003     39.88
2004      7.11

The table below provides some of indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell MidCap(R) Index, custom Russell 2800 Index, and Russell 2000(R) Index. The Russell MidCap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and the Russell MidCap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell 2000(R) Index is an unmanaged equity index representing the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies based upon total market capitalization. The Russell MidCap(R) Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell MidCap(R) Index is a more appropriate index than the Russell 2000(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                                                        1/3/96
                                   1 YEAR   5 YEARS   (INCEPTION)
Class S Return                       7.11%   (2.30)%     8.74%
Russell MidCap(R) Index             20.22%    7.59%     12.48%(3)
Custom Russell 2800 Index           19.75%    7.36%     11.77%(3)
Russell 2000(R) Index               18.33%    6.61%      9.80%(3)

                                  BEST QUARTER

Quarter Ended
12/31/1999         33.79%

                                  WORST QUARTER

Quarter Ended
9/31/2001        (25.76)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations January 3, 1996, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different portfolio manager. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small and mid cap.

(3)  Index returns are for the period beginning January 1, 1996.

MORE ON THE PORTFOLIO MANAGER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
James S. Kang             Mr. Kang is a Vice President of Capital Guardian with portfolio management responsibilities, and joined the Capital Guardian Trust
                          Company organization in 1987.

Karen A. Miller           Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities, and joined the Capital
                          Guardian Trust Company organization in 1990.

Kathryn M. Peters         Ms. Peters is a Vice President of Capital Guardian with portfolio management responsibilities. Prior to joining the organization in
                          2001, Ms. Peters was a portfolio manager and principal with
                          Montgomery Asset Management, LLC.

Theodore R. Samuels       Mr. Samuels is a Senior Vice President and Director of Capital
                          Guardian Trust Company with portfolio management responsibilities. He joined Capital Guardian Trust Company in 1981.

Lawrence R. Solomon       Mr. Solomon is a Senior Vice President of Capital Guardian with portfolio management responsibilities. He joined Capital Guardian in
                          1987.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

PORTFOLIO MANAGER

Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

Prior to July 5, 2005, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment. Effective July 5, 2005, the Portfolio Manager seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When determining whether a company is located in the United States, the Portfolio Manager will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio Manager is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.

The Portfolio may also lend up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' historical performance, which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

    ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO - ANNUAL TOTAL RETURNS(1)(2)

2001    (3.97)
2002   (24.06)
2003    36.28
2004     8.89

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                               02/01/00
                      1 YEAR  (INCEPTION)
Class S Return         8.89%     2.93%
S&P 500 Index         10.88%    (1.31)%

                                  BEST QUARTER

Quarter Ended
6/30/2003          18.33%

                                  WORST QUARTER

Quarter Ended
9/30/2002         (19.56)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000.

MORE ON THE PORTFOLIO MANAGER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $162 billion in assets as of December 31, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following team members are primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Karen A. Miller           Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. She joined the Capital
                          Guardian organization in 1990 where she served in various portfolio management positions.

Michael R. Ericksen       Mr. Ericksen is a Senior Vice President and Portfolio Manager. He
                          joined the Capital Guardian organization in 1987 where he served in various capacities.

David Fisher              Mr. Fisher is Chairman of the Board of Capital Guardian Group
                          International, Inc. and Capital Guardian. He joined the Capital
                          Guardian organization in 1969 where he served in various portfolio management positions.

Theodore Samuels          Mr. Samuels is a Senior Vice President and Director for Capital
                          Guardian, as well as a Director of Capital International Research,
                          Inc. He joined the Capital Guardian organization in 1981 where he served in various portfolio management positions.

Eugene P. Stein           Mr. Stein is Executive Vice President, a Director, a Portfolio
                          Manager, and Chairman of the Investment Committee for Capital
                          Guardian. He joined the Capital Guardian organization in 1972 where he served in various portfolio manager positions.

Terry Berkemeier          Mr. Berkemeier is a Senior Vice President of Capital Guardian with portfolio management responsibilities. He joined the Capital Guardian organization in 1992.

Alan J. Wilson            Mr. Wilson is a Director and Senior Vice President of Capital
                          Guardian with portfolio management responsibilities. He is also an investment analyst for Capital International Research, Inc. with portfolio management responsibilities, specializing in U.S. oil services and household products.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO

PORTFOLIO MANAGER

Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio Manager employs a growth style of equity management. "Growth" stocks are stocks of companies which the Portfolio Manager believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's ADV Class shares did not have a complete year of operations as of December 31, 2004, annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

EIMC is the Portfolio Manager for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $247.7 billion in assets for the Evergreen funds as of December 31, 2004. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team.

The following person is primarily responsible for the management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Maureen E. Cullinane, CFA     Ms. Cullinane joined EIMC in 1974 where she serves as Managing
                              Director and Senior Portfolio Manager. She is a Chartered
                              Financial Analyst and has managed the Portfolio since May 1,
                              2004. Ms. Cullinane brings to her position more than 25 years of experience in the investment management industry.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Portfolio Manager generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index ("S&P MidCap 400 Index"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Portfolio Manager may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Portfolio Manager may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Portfolio Manager is not constrained by any particular investment style. At any given time, the Portfolio Manager may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Portfolio Manager may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices on other factors that affect security values. If the Portfolio Manager's strategies do not work as intended the Portfolio may not achieve its objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                         OTHER INVESTMENT COMPANIES RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' historical performance, which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

       ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO - ANNUAL TOTAL RETURNS(1)

2001    (6.96)
2002   (19.63)
2003    32.99
2004    23.67

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P Mid Cap 400 Index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                               10/02/00
                      1 YEAR  (INCEPTION)
Class S Return        23.67%    4.77%
S&P MidCap 400 Index  16.48%    6.19%(2)

                                  BEST QUARTER

Quarter Ended
12/31/2001            18.44%

                                  WORST QUARTER

Quarter Ended
9/30/2002           (18.77)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER

FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had approximately $932 billion in total assets under management.

The following person is primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Tom Allen                 Vice President of FMR and Portfolio Manager of the Portfolio since
                          February 2004.

                          Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO

PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Portfolio Manager may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $932 billion in total assets under management.

The following person is primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Joseph W. Day             Vice President and Portfolio Manager

                          Mr. Day is Portfolio Manager to the Portfolio. Since joining Fidelity
                          Investments in 1984, Mr. Day has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

PORTFOLIO MANAGER

Baring International Investment Limited ("Baring International")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can also include common and preferred stocks and American and Global Depositary Receipts but may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

   -  precious metals;

   -  ferrous and non-ferrous metals;

   -  integrated oil;

   -  gas/other hydrocarbons;

   -  forest products;

   -  agricultural commodities; and

   -  other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:

   -  securities of foreign issuers, including up to 35% in South Africa;

   -  companies not engaged in natural resources/hard asset activities;

   -  investment-grade corporate debt;

   -  U.S. government or foreign obligations;

   -  money market instruments;

   -  repurchase agreements;

   - special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country; and

   -  derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

          -  common stock;

          -  preferred stock;

          -  rights;

          -  warrants;

          -  "when-issued" securities;

          -  direct equity interests in trusts;

          -  joint ventures;

          -  "partly paid" securities;

          -  partnerships; and

          -  restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           BORROWING AND LEVERAGE RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

           ING GLOBAL RESOURCES PORTFOLIO - ANNUAL TOTAL RETURNS(1)(2)

1995    10.32
1996    32.71
1997     5.85
1998   (29.83)
1999    22.95
2000    (5.06)
2001   (12.43)
2002     0.44
2003    51.67
2004     6.08

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of two broadly based market indices - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Morgan Stanley Capital International All Country World Index ("MSCI All Country World Index"). The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The MSCI All Country World Index is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                                 1 YEAR   5 YEARS   10 YEARS
Class S Shares                    6.08%    6.09%      6.04%
S&P 500 Index                    10.88%   (2.30)%    12.07%
MSCI All Country World Index     15.75%   (1.79)%     8.19%

                                  BEST QUARTER

Quarter Ended
12/31/2003                       22.40%

                                  WORST QUARTER

Quarter Ended
9/30/1998                        (19.09)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Baring International Investment Limited has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

Baring International is a subsidiary of Baring Asset Management Holdings Limited ("Baring Asset Management"). Baring Asset Management is the parent of the world-wide group of investment management companies that operate under the collective name "Baring Asset Management" and is owned by ING Groep N.V., a publicly traded company based in the Netherlands with worldwide insurance and banking subsidiaries. The principal address of Baring International is 155 Bishopsgate, London, United Kingdom.

Baring Asset Management provides global investment management services to U.S. investment companies and maintains major investment offices in Boston, London, Hong Kong and Tokyo. Baring Asset Management's predecessor corporation was founded in 1762. Baring Asset Management provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 2004, Baring Asset Management managed over $34 billion in assets.

The following person is primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
John Payne                Investment Manager

                          Mr. Payne has been an investment professional with Baring
                          International and its ING affiliates since 1993 and has 19 years of investment experience.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

PORTFOLIO MANAGER

Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service companies that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Portfolio Manager believes are well positioned to benefit from the proliferation of technology. In general, the Portfolio Manager defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Portfolio Manager anticipates that Tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices, and margins. The Portfolio Manager does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Portfolio Manager believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:

   -  Strong brand name;

   -  Dominant market share;

   -  Recurring revenue streams;

   -  Free cash flow generation;

   -  Long product life cycle;

   -  Enduring competitive advantage; and

   -  Excellent management.

The Internet is an example of a technology that the Portfolio Manager believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and will continue to change the way many companies operate. Business benefits of the Internet include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.

Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              GROWTH INVESTING RISK
                                  INTERNET RISK
                                    IPO RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the Portfolio's Class S shares' historical performance, which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

      ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO - ANNUAL TOTAL RETURNS(1)

2002   (38.33)
2003    40.48
2004    11.07

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of three broadly based market indices - the NASDAQ Composite Index, the Goldman Sachs Internet Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks. The Goldman Sachs Internet Index is a capitalization-weighted index of selected internet companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The NASDAQ Composite Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the NASDAQ Composite Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                               05/01/01
                                    1 YEAR    (INCEPTION)
Class S Return                      11.07%      (7.93)%
NASDAQ Composite Index               9.15%       1.20%
Goldman Sachs Internet Index        23.25%       6.69%
S&P 500 Index                       10.88%       0.84%

                                  BEST QUARTER

Quarter Ended
6/30/2003                   18.98%

                                  WORST QUARTER

Quarter Ended
6/30/02                    (26.22)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2001, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

MORE ON THE PORTFOLIO MANAGER

GSAM, a wholly owned subsidiary of The Goldman Sachs Group, Inc., serves as the Portfolio Manager to the Portfolio. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs, & Co., ("Goldman Sachs") served as the Portfolio Manager to the Portfolio. On or about April 26, 2003, GSAM assumed Goldman Sachs' portfolio management responsibilities for the Portfolio. The Portfolio was previously managed by Liberty Investment Management, Inc. ("Liberty"), which was acquired by

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Goldman Sachs in 1996. The principal address of GSAM is 32 Old Slip, New York, New York 10005. As of December 31, 2004, Goldman Sachs, along with units of IMD, had assets under management of over $421 billion.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                                POSITION AND RECENT BUSINESS EXPERIENCE
----                                ---------------------------------------
Steven M. Barry                     Mr. Barry is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in
                                    1999. From 1988 to 1999, Mr. Barry was a portfolio manager at
                                    Alliance Capital Management.

Kenneth T. Berents                  Mr. Berents is a Managing Director, Chairman of the Investment
                                    Committee and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 2000. From 1992 to 1999, Mr. Berents was
                                    Director of Research and head of the Investment Committee at Wheat
                                    First Union.

Herbert E. Ehlers                   Mr. Ehlers is a Managing Director, Chief Investment Officer and
                                    senior portfolio manager of GSAM. He joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Team in
                                    1997. From 1981 to 1997, Mr. Ehlers was the chief investment officer and chairman of Liberty and its predecessor firm, Eagle Asset
                                    Management ("Eagle").

Warren Fisher, CFA, CPA             Mr. Fisher is a Vice President and portfolio manager for the Growth
                                    Team. He has primary responsibility for investment research in financial services, computer services, and mid-cap companies. He joined GSAM in 1994.

Mark R. Lockhart Gordon, CFA        Mr. Gordon is a Vice President and portfolio manager for the Growth
                                    Team. He has primary responsibility for investment research in the retail, transportation, and health services industries. He joined
                                    GSAM in 2000.

Gregory H. Ekizian, CFA             Mr. Ekizian is a Managing Director, Co-Chief Investment Officer and
                                    senior portfolio manager of GSAM. He joined GSAM as a portfolio manager and Co-Chair of the Growth Investment Committee in 1997. From
                                    1990 to 1997, Mr. Ekizian was a portfolio manager at Liberty and its predecessor firm, Eagle.

Joseph B. Hudepohl, CFA             Mr. Hudepohl is a Vice President and portfolio manager of GSAM. Prior to joining GSAM in July 1999, Mr. Hudepohl was an analyst in the
                                    Investment Banking Division of Goldman Sachs where he worked in the
                                    High Technology Group.

Prashant R. Khemka, CFA             Mr. Khemka is a Vice President and portfolio manager of GSAM. Prior to joining Goldman Sachs in May 2000, he was an assistant portfolio manager in the Fundamental Strategies group at State Street Global
                                    Advisors.

Scott Kolar, CFA                    Mr. Kolar is a Managing Director and a senior portfolio manager of
                                    GSAM. He joined GSAM as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at Liberty.

Adria B. Markus                     Ms. Markus is a Vice President and portfolio manager for the Growth
                                    Team. She has primary responsibility for investment research in retail, media, and mid-cap companies. Prior to joining GSAM in 2001,
                                    Ms. Markus was an equity research analyst at Epoch Partners, responsible for covering consumer Internet and media companies.

Derek S. Pilecki, CFA               Mr. Pilecki is a Vice President and portfolio manager for the Growth
                                    Team. He has primary responsibility for investment research in the banking, insurance, and specialty finance industries. Prior to joining GSAM in 2002, Derek was a portfolio manager and equity analyst at Clover Capital Management.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

NAME                                POSITION AND RECENT BUSINESS EXPERIENCE
----                                ---------------------------------------
Andrew F. Pyne                      Mr. Pyne is a Managing Director and senior portfolio manager of GSAM.
                                    He joined GSAM as a product manager in 1997 and became a portfolio manager in August 2001. From 1992 to 1997, Mr. Pyne was a product manager at Van Kampen Investments.

Jeffrey Rabinowitz, CFA             Mr. Rabinowitz is a Vice President and portfolio manager of GSAM.
                                    Prior to joining Goldman Sachs in May 1999, he was a senior software engineer at Motorola, Inc. responsible for product development of digital wireless phones.

Ernest C. Segundo, Jr., CFA         Mr. Segundo is a Vice President, and senior portfolio manager of
                                    GSAM. He joined GSAM as a portfolio manager in 1997. From 1992 to
                                    1997, Mr. Segundo was a portfolio manager at Liberty and its predecessor firm, Eagle.

David G. Shell, CFA                 Mr. Shell is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in
                                    1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle.

Dr. Charles Silberstein, M.D., CFA  Dr. Silberstein is a Vice President and Portfolio Manager for the
                                    Growth Team. He has primary responsibility for investment research in the biotechnology and pharmaceutical industries. He joined GSAM in
                                    2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO

PORTFOLIO MANAGER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Portfolio Manager believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Portfolio Manager primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Portfolio Manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK
                                  MATURITY RISK
                              MID-CAP COMPANY RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

              ING INTERNATIONAL PORTFOLIO - ANNUAL TOTAL RETURNS(1)

2002    (16.44)
2003     28.71
2004     16.30

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of the ADV Class shares, to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"). The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the MSCI EAFE Index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                        12/17/01
                             1 YEAR    (INCEPTION)
Class S Return                16.30%     7.76%
MSCI EAFE Index               20.70%    12.31%(2)

                                  BEST QUARTER

Quarter Ended
6/30/2003                     16.06%

                                  WORST QUARTER

Quarter Ended
9/30/2002                  (21.10)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations December 17, 2001, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Index return is for the period beginning January 1, 2002.

MORE ON THE PORTFOLIO MANAGER

ING IM, a Connecticut corporation, formerly Aeltus Investment Management, Inc., serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep, N.V. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2004, ING IM managed approximately $61 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Richard T. Saler          Senior Vice President and Portfolio Manager at ING IM. Mr. Saler was
                          Senior Vice President and Director of International Equity Investment
                          Strategy at Lexington Management Corporation, which was acquired by
                          ING IM's parent company in July 2000.

Phillip A. Schwartz       Senior Vice President and Portfolio Manager at ING IM. Mr. Schwartz
                          was Senior Vice President and Director of International Equity
                          Investment Strategy at Lexington Management Corporation, which was acquired by ING IM's parent company in July 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

PORTFOLIO MANAGER

Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Portfolio Manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Portfolio Manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Portfolio Manager applies a "bottom up" approach in choosing investments. In other words, the Portfolio Manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Portfolio Manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Portfolio Manager chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Portfolio Manger. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Portfolio Manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK
                                   SECTOR RISK
                               SMALL COMPANY RISK
                             SPECIAL SITUATIONS RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

            ING JANUS CONTRARIAN PORTFOLIO - ANNUAL TOTAL RETURNS(1)

2001    (5.35)
2002   (26.22)
2003    49.86
2004    16.74

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. It is not possible to invest directly in the S&P 500 Index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                       10/02/00
                             1 YEAR   (INCEPTION)
Class S Return               16.74%     2.03%
S&P 500 Index                10.88%    (2.33)%(2)

                                  BEST QUARTER

Quarter Ended
6/30/2003                    27.31%

                                  WORST QUARTER

Quarter Ended
9/30/2002                  (20.39)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Index return is for the period beginning October 1, 2000.

MORE ON THE PORTFOLIO MANAGER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. As of December 31, 2004, Janus Capital managed over $139 billion in assets. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses.

The following person is primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
David C. Decker           Executive Vice President and portfolio manager of the Portfolio since its inception.

                          Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker holds a
                          Master's of Business Administration degree in Finance from the Fuqua
                          School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets Index ("MSCI Emerging Markets Index"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.

In managing the Portfolio, the Portfolio Manager seeks to add value primarily through stock selection decisions. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Portfolio Manager is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.

Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

   ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO - ANNUAL TOTAL RETURNS(1)(2)

1999    61.13
2000   (34.02)
2001    (5.58)
2002   (11.03)
2003    46.12
2004    17.34

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the MSCI Emerging Markets Index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                                                 02/18/98
                             1 YEAR   5 YEARS   (INCEPTION)
Class S Return               17.34%   (1.02)%     1.40%
MSCI Emerging Markets
Index                        25.95%    4.62%      6.42%(3)

                                  BEST QUARTER

Quarter Ended
12/31/1999                   31.40%

                                  WORST QUARTER

Quarter Ended
9/30/2001                    (22.87)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations February 18, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2003. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

(3)  Index return is for the period beginning March 1, 1998.

MORE ON THE PORTFOLIO MANAGER

JPMorgan serves as the Portfolio Manager to the Portfolio and is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Austin Forey              Primary Portfolio Manager of the Portfolio and Managing Director, who
                          has been at JPMorgan (or one of its predecessors) since 1988.
                          Mr. Forey is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary          Portfolio Manager of the Portfolio since September 23, 2005, and an employee at JPMorgan since 1999, Ashraf el Ansary is an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets
                          Equity Team.

Greg Mattiko, CFA         Portfolio Manager of the Portfolio since September 23, 2005, Greg
                          Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining
                          JPMorgan, Mr. Mattiko was a director of portfolio management for
                          Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European
                          Technology, Global, and U.S. equity funds.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies, while those above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Portfolio Manager builds a portfolio that they believe have characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Bradford L. Frishberg     Mr. Frishberg, Managing Director, founded and leads JPMorgan's large cap Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's
                          London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that, Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. He holds a B.A. in business economics from Brown University and an M.A. degree in economics from Trinity College. He is also a CFA charterholder.

Alan Gutmann              Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co.
                          in 2001, and Oppenheimer Capital from 1991-2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Portfolio Manager believes have above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap(R) Growth Index at the time of the Portfolio's investment. The Russell MidCap(R) Growth Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell MidCap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2004, the top of the Russell MidCap(R) Growth Index was approximately $33.84 billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager and its group of equity research analysts.

The Portfolio may invest up to 20% of its net assets in foreign securities (including ADRs and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts and forward foreign currency contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

The Portfolio may also invest in debt securities and up to 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Portfolio Manager to be comparable to lower rated bonds.

The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                               OTC INVESTMENT RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

           ING MFS MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURNS(1)

1999    78.47
2000     7.80
2001   (23.89)
2002   (48.99)
2003    38.65
2004    14.67

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell Midcap Growth(R) Index. The Russell Midcap Growth(R) Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the Russell Midcap Growth(R) Index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                                        8/14/98
                                   1 YEAR   5 YEARS   (INCEPTION)
Class S Return                     14.67%   (7.84)%     5.19%
Russell Midcap Growth(R) Index     15.48%   (3.36)%     5.43%(2)

                                  BEST QUARTER

Quarter Ended
12/31/1999                         41.18%

                                  WORST QUARTER

Quarter Ended
6/30/2002                          (35.90)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  Index return is for the period beginning August 1, 1998.

MORE ON THE PORTFOLIO MANAGER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $146 billion as of December 31, 2004.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
David E. Sette-Ducati    Mr. Sette-Ducati, portfolio manager, is a MFS Senior Vice President and has been employed in the MFS investment management area since 2000.

Eric B. Fischman         Mr. Fischman, portfolio manager, has been employed in the MFS investment management area since 2002. Prior to joining MFS, Mr. Fischman spent two years as an Equity Research Analyst for State Street Research and spent one year as an Equity Research Analyst intern for Dreyfus Corporation.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' notice of any change in this investment policy. The Portfolio Manager considers a company to be in the utilities industry if, at the time of investment, the Portfolio Manager determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio Manager uses a bottom-up, as opposed to top-down, investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager. In performing this analysis and selecting securities for the Portfolio, the Portfolio Manager places a particular emphasis on each of the following factors:

   -  the current regulatory environment;

   -  the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Portfolio Manager's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -  equity securities of foreign companies in the utilities industry;

   -  fixed-income securities of foreign companies in the utilities industry;
      and

   -  fixed-income securities issued by foreign governments.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                               OTC INVESTMENT RISK
                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $146 billion as of December 31, 2004.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Maura A. Shaughnessy        Ms. Shaughnessy is a Senior Vice President and Portfolio Manager. Ms.
                            Shaughnessy has been employed in the investment management area of MFS since 1991.

Robert D. Persons, CFA      Mr. Persons is a Vice President and Portfolio Manager. He joined MFS in
                            2000 and serves as an Investment Grade Fixed-Income Research Analyst.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio Manager emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Portfolio Manager seeks those companies with the potential for strong free cash flow and compelling business strategies.

Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risk of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

        ING VAN KAMPEN EQUITY GROWTH PORTFOLIO - ANNUAL TOTAL RETURNS(1)

2003    23.22%
2004     6.97%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell 1000(R) Growth Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. The Russell 1000(R) Growth Index is intended to be the comparative index for the Portfolio. The Portfolio Manager has determined that the Russell 1000(R) Growth Index is a more appropriate index than the S&P 500 Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                           05/01/02
                                 1 YEAR   (INCEPTION)
Class S Return                    6.97%      1.42%
Russell 1000(R) Growth Index      6.30%      4.05%
S&P 500 Index                    10.88%      6.40%

                                  BEST QUARTER

Quarter Ended
6/30/2003                           12.06%

                                  WORST QUARTER

Quarter Ended
9/30/2004                           (4.74)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $431 billion.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Dennis Lynch                Mr. Lynch, Managing Director, joined Van Kampen in 1997 and has nine years of investment industry experience. Mr. Lynch is the
                            Portfolio's lead portfolio manager.

David Cohen                 Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has sixteen years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Sam Chainani, CFA           Mr. Chainani, Executive Director, joined Van Kampen in 1996 and has nine years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Alexander Norton            Alexander Norton, Vice President, joined Van Kampen in 1999 and has managed the Portfolio since July 2005. Prior to that, Mr. Norton worked in a research capacity for JPMorgan. He has over 6 years investment industry experience. Mr. Alexander serves as the co-portfolio manager and works collaboratively with the other team members to manage the portfolio.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Portfolio Manager emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in at least 65% of its total assets securities of issuers from at least three different countries, which may include the United States.

The Portfolio Manager seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Portfolio Manager's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Portfolio Manager relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Portfolio Manager believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio Manager generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                               SMALL COMPANY RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information about other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

       ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO - ANNUAL TOTAL RETURNS(1)

2003    25.81%
2004    12.29%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Morgan Stanley Capital International World Index(SM) ("MSCI World Index"). The MSCI World Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the MSCI World Index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                      05/01/02
                            1 YEAR   (INCEPTION)
Class S Returns             12.29%     8.99%
MSCI World Index            15.25%     9.63%

                                  BEST QUARTER

Quarter Ended
12/31/2003                  15.41%

                                  WORST QUARTER

Quarter Ended
3/31/2003                  (7.70)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $431 billion.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Hassan Elmasry            Mr. Elmasry, Managing Director, joined Van Kampen in 1995 and has managed the Portfolio since April 2002. He has twenty-one years of investment industry experience and is the lead manager of the Global
                          Franchise Strategy. As lead portfolio manager, Mr. Elmasry has ultimate responsibility for stock selection and portfolio
                          construction.

Ewa Borowska              Ms. Borowska, Executive Director, joined Van Kampen in 2003.
                          Ms. Borowska serves as a portfolio specialist whose primary focus is institutional client service and business management. She worked for
                          Morgan Stanley Investment Banking from 1998 - 2003.

Paras Dodhia              Mr. Dodhia, Vice President, joined Van Kampen in 2002 and has four years of investment experience. He worked for JPMorgan Chase from
                          2002 - 2002 as an Equity Analyst and for Oliver Wyman & Company from
                          1998 - 2000.

Michael Allison           Mr. Allison, Vice President, joined Van Kampen in 2000 and has managed the Portfolio since February 2005. He serves as a research analyst for the Portfolio and has six years of investment experience.

Jayson Vowles             Mr. Vowles, Analyst, joined Van Kampen in 2003 and has managed the
                          Portfolio since 2003. He serves as a research analyst for the
                          Portfolio and has three years of investment experience. Prior to
                          2003, Mr. Vowles worked for Goldman Sachs International as an associate, modeling fixed-income derivatives.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO MANAGER

Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio Manager selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

   - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

   - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

   - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

   - high yield debt securities and convertible bonds, not to exceed 20% of total assets;

   -  mortgage- and asset-backed securities; and

   -  covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy employed

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                                  MORTGAGE RISK
                                    REIT RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

       ING VAN KAMPEN REAL ESTATE PORTFOLIO - ANNUAL TOTAL RETURNS(1)(2)

[CHART]

1995      16.18%
1996      34.85%
1997      22.38%
1998     (13.75)%
1999      (4.15)%
2000      30.56%
2001       7.77%
2002      (0.16)%
2003      37.25%
2004      37.30%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the Dow Jones Wilshire Real Estate Securities Index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                                                  1 YEAR    5 YEARS    10 YEARS
  Class S Return                                  37.30%    21.47%      15.41%
  Dow Jones Wilshire Real Estate
   Securities Index                               34.81%    22.32%      15.10%

           BEST QUARTER

Quarter Ended
12/31/1996                    19.17%

           WORST QUARTER

Quarter Ended
9/30/2002                     (10.31)%

(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) On December 17, 2001, Van Kampen became the Portfolio Manager of the Portfolio. Performance prior to December 17, 2001 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Portfolio Manager to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, managed assets of over approximately $431 billion.

The following person is primarily responsible for the management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Theodore R. Bigman            Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has seventeen years of investment experience. He is Head of Global Real Estate, responsible for
                              Morgan Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the Portfolio since 2001.

Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

PORTFOLIO MANAGER

Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2004, the market capitalization range of companies comprising the Index was $631 million to $33.8 billion, and is expected to change frequently.

The Portfolio invests in companies that the Portfolio Manager believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Portfolio Manager identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Portfolio may also loan up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                               SMALL COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the Portfolio's Class S shares' historical performance which provides some indication of the risks of investing in the Portfolio and a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

    ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO - ANNUAL TOTAL RETURNS(1)(2)

[CHART]

1995    29.70
1996    19.84
1997    28.50
1998    12.29
1999    24.21
2000   (15.53)
2001    13.29
2002   (29.51)
2003    30.66
2004    12.17

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of the Russell Midcap(R) Value Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. stocks. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                                                  1 YEAR    5 YEARS    10 YEARS
  Class S Return                                  12.17%    (5.43)%      7.76%
  Russell Midcap(R) Value Index                   23.71%    13.48%      15.72%
  S&P 500 Index                                   10.88%    (2.30)%     12.07%

           BEST QUARTER

Quarter Ended
6/30/2003                     17.90%

           WORST QUARTER

Quarter Ended
6/30/2002                     (18.47)%


(1) ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 to through August 28, 2005. Performance prior to July 31, 2002 is attributable to different portfolio managers.

MORE ON THE PORTFOLIO MANAGER

Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2004, Wells Capital Management managed over $129 billion in assets.

The following person is primarily responsible for the management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris is the Managing Director and Senior Portfolio Manager for the
                              Disciplined Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since August 2005.
                              Prior to joining Wells Capital Management in 2005, he held the same responsibilities at Strong Capital Management from 2001 through 2005. Prior to joining Strong Capital Management, Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann & Bryant in New Jersey and 4 years as a Senior
                              Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris
                              is a member of the CFA Institute and has earned the Chartered Financial Analyst
                              ("CFA") designation.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2004 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Other charges may apply at the separate account level. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                ADV CLASS SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                      DISTRIBUTION
                                                    MANAGEMENT          (12b-1)         SHAREHOLDER       OTHER
                                                       FEE               FEE(2)         SERVICE FEE     EXPENSES(3)
-------------------------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio         1.00%              0.50%            0.25%          0.01%
ING Capital Guardian Small/Mid Cap Portfolio          0.66%              0.50%            0.25%          0.01%
ING Capital Guardian U.S. Equities Portfolio          0.74%              0.50%            0.25%          0.01%
ING Evergreen Omega Portfolio                         0.60%              0.50%            0.25%            --
ING FMR(SM) Diversified Mid Cap Portfolio             0.75%              0.50%            0.25%          0.01%
ING FMR(SM) Earnings Growth Portfolio                 0.62%              0.50%            0.25%          0.15%(6)
ING Global Resources Portfolio                        0.66%              0.50%            0.25%            --
ING Goldman Sachs Tollkeeper(SM) Portfolio            1.35%              0.50%            0.25%          0.01%
ING International Portfolio                           1.00%              0.50%            0.25%          0.01%
ING Janus Contrarian Portfolio                        0.80%              0.50%            0.25%          0.01%
ING JPMorgan Emerging Markets Equity Portfolio        1.25%              0.50%            0.25%          0.02%
ING JPMorgan Value Opportunities Portfolio            0.40%              0.50%            0.25%          0.15%(6)
ING MFS Mid Cap Growth Portfolio                      0.64%              0.50%            0.25%            --
ING MFS Utilities Portfolio                           0.60%              0.50%            0.25%          0.15%(6)
ING Van Kampen Equity Growth Portfolio                0.65%              0.50%            0.25%            --
ING Van Kampen Global Franchise Portfolio             1.00%              0.50%            0.25%            --
ING Van Kampen Real Estate Portfolio                  0.66%              0.50%            0.25%            --
ING Wells Fargo Mid Cap Disciplined Portfolio         0.66%              0.50%            0.25%          0.01%


                                                      TOTAL            WAIVERS,          TOTAL NET
                                                    OPERATING       REIMBURSEMENTS,      OPERATING
                                                    EXPENSES       AND RECOUPMENTS(2)     EXPENSES
-----------------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio         1.76%             (0.15)%           1.61%(1)
ING Capital Guardian Small/Mid Cap Portfolio          1.42%             (0.15)%           1.27%(4)
ING Capital Guardian U.S. Equities Portfolio          1.50%             (0.15)%(5)        1.35%(4)
ING Evergreen Omega Portfolio                         1.35%             (0.15)%           1.20%
ING FMR(SM) Diversified Mid Cap Portfolio             1.51%             (0.15)%           1.36%
ING FMR(SM) Earnings Growth Portfolio                 1.52%             (0.17)%(7)        1.35%
ING Global Resources Portfolio                        1.41%             (0.15)%           1.26%
ING Goldman Sachs Tollkeeper(SM) Portfolio            2.11%             (0.36)%(7)        1.75%
ING International Portfolio                           1.76%             (0.15)%           1.61%
ING Janus Contrarian Portfolio                        1.56%             (0.15)%           1.41%(4)
ING JPMorgan Emerging Markets Equity Portfolio        2.02%             (0.15)%           1.87%
ING JPMorgan Value Opportunities Portfolio            1.30%             (0.17)%(7)        1.13%
ING MFS Mid Cap Growth Portfolio                      1.39%             (0.15)%           1.24%(4)(8)
ING MFS Utilities Portfolio                           1.50%             (0.15)%(7         1.35%
ING Van Kampen Equity Growth Portfolio                1.40%             (0.20)%(5)        1.20%
ING Van Kampen Global Franchise Portfolio             1.75%             (0.15)%           1.60%
ING Van Kampen Real Estate Portfolio                  1.41%             (0.15)%           1.26%
ING Wells Fargo Mid Cap Disciplined Portfolio         1.42%             (0.15)%           1.27%(4)

(1) This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Evergreen Omega, ING FMR(SM) Diversified Mid Cap, ING Global Resources, ING Goldman Sachs Tollkeeper(SM), ING International, ING Janus Contrarian, ING JPMorgan Emerging Markets Equity, ING MFS Mid Cap Growth, ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Van Kampen Real Estate and ING Wells Fargo Mid Cap Disciplined Portfolios had not commenced operations as of December 31, 2004, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc., as Adviser to each Portfolio, has agreed. Operating expenses for ING FMR(SM) Earnings Growth, JPMorgan Value Opportunities, and ING MFS Utilities Portfolios are estimated because they had not commenced operations as of December 31, 2004. For ING Evergreen Omega Portfolio, operating expenses are based on estimated amounts as ADV Class shares had not commenced operations as of December 31, 2004 and Class S shares had not had a full year of operations as of December 31, 2004. Effective January 1, 2005, the management fee structure for ING Capital Guardian Managed Global Portfolio was revised.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities and ING MFS Utilities Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) A portion of the brokerage commissions that ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Janus Contrarian, MFS Mid Cap Growth and ING Wells Fargo Mid Cap Disciplined Portfolios pay is used to reduce each

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

     Portfolio's expenses. Including these reductions, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2004 would have been 1.61%, 1.26%, 1.34%, 1.40%, 1.22%, and 1.23%, respectively. This arrangement may be discontinued at any time.

(5) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the management fee for ING Capital Guardian U.S. Equities and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2004, the management fee waiver for these Portfolios would equal 0.00% and 0.05%, respectively. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for, ING JPMorgan Value Opportunities, ING FMR(SM) Earnings Growth and ING MFS Utilities Portfolios. "Other Expenses" for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, and ING MFS Utilities Portfolios are estimated because they had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end).

(7) Directed Services, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth, ING Goldman Sachs Tollkeeper(SM), ING JPMorgan Value Opportunities and ING MFS Utilities Portfolios under which it will limit expenses of these Portfolios excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." This amount also includes the 0.15% distribution fee waiver which footnote 2 explains in more detail. The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2005.

(8) Directed Services, Inc. has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2004 would have been 1.22%. This arrangement may be discontinued by DSI at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------
ING Capital Guardian Managed Global Portfolio     $ 164       $ 540       $   940      $ 2,061
ING Capital Guardian Small/Mid Cap Portfolio      $ 129       $ 435       $   762      $ 1,689
ING Capital Guardian U.S. Equities Portfolio      $ 137       $ 459       $   804      $ 1,778
ING Evergreen Omega Portfolio                     $ 122       $ 413       $   725      $ 1,611
ING FMR(SM) Diversified Mid Cap Portfolio         $ 138       $ 462       $   810      $ 1,789
ING FMR(SM) Earnings Growth Portfolio             $ 137       $ 464       $   813      $ 1,798
ING Global Resources Portfolio                    $ 128       $ 431       $   757      $ 1,678
ING Goldman Sachs Tollkeeper(SM) Portfolio        $ 178       $ 626       $ 1,101      $ 2,413
ING International Portfolio                       $ 164       $ 540       $   940      $ 2,061
ING Janus Contrarian Portfolio                    $ 144       $ 478       $   836      $ 1,844
ING Jennison Equity Opportunities Portfolio       $ 129       $ 435       $   762      $ 1,689
ING JPMorgan Emerging Markets Equity Portfolio    $ 190       $ 619       $ 1,074      $ 2,336
ING JPMorgan Value Opportunities Portfolio        $ 115       $ 395       $   697      $ 1,553
ING MFS Mid Cap Growth Portfolio                  $ 126       $ 425       $   746      $ 1,656
ING MFS Utilities Portfolio                       $ 137       $ 459       $   804      $ 1,778
ING Van Kampen Equity Growth Portfolio            $ 122       $ 423       $   747      $ 1,662
ING Van Kampen Global Franchise Portfolio         $ 163       $ 536       $   935      $ 2,050
ING Van Kampen Real Estate Portfolio              $ 128       $ 431       $   757      $ 1,678

The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

BORROWING AND LEVERAGE RISK. Each Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist or if it goes bankrupt.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Portfolio Manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. A Portfolio Manager may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
(OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Portfolio Manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a Portfolio that has securities representing a broader range of investments.

SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

UNDERVALUED SECURITIES RISK. Prices of securities react to the economic condition of the company that issued the security. A Portfolio's equity investments in an issuer may rise or fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. A Portfolio Manager invests in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Portfolio Manager may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Portfolio Manager believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

--------------------------------------------------------------------------------
                                MORE INFORMATION
--------------------------------------------------------------------------------

PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Omega Portfolio may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities and ING MFS Utilities Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part

--------------------------------------------------------------------------------
                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities and ING MFS Utilities Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities and ING MFS Utilities Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities and ING MFS Utilities Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into ADV Class, Institutional Class, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms") The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Distribution Plan, the Portfolios' Adviser or Distributor, out

--------------------------------------------------------------------------------
                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; SAFECO Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

SERVICES BY FINANCIAL SERVICE FIRMS

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment return in ADV Class shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations.

--------------------------------------------------------------------------------
                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies an procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

--------------------------------------------------------------------------------
                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g. the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER

DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed approximately $17 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and with the NASD as a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board of the Trust. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for the Portfolios, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                            FEE PAID TO DSI DURING 2004
                                                          (AS A PERCENTAGE OF AVERAGE NET
        PORTFOLIO                                                    ASSETS)(1)
        ---------------------------------------------------------------------------------
        ING Capital Guardian Managed Global Portfolio                  1.00%
        ING Capital Guardian Small/Mid Cap Portfolio                   0.66%
        ING Capital Guardian U.S. Equities Portfolio                   0.74%
        ING Evergreen Omega Portfolio                                  0.60%
        ING FMR(SM) Diversified Mid Cap Portfolio                      0.75%
        ING Global Resources Portfolio                                 0.66%
        ING Goldman Sachs Tollkeeper(SM) Portfolio                     1.35%
        ING International Portfolio                                    1.00%
        ING Janus Contrarian Portfolio                                 0.80%
        ING JPMorgan Emerging Markets Equity Portfolio                 1.25%
        ING MFS Mid Cap Growth Portfolio(2)                            0.64%
        ING Van Kampen Equity Growth Portfolio                         0.65%
        ING Van Kampen Global Franchise Portfolio                      1.00%
        ING Van Kampen Real Estate Portfolio                           0.66%
        ING Wells Fargo Mid Cap Disciplined Portfolio                  0.66%

(1) DSI pays each Portfolio Manager a portfolio management fee for its services on a monthly basis.

(2) For the year ended December 31, 2004, Directed Services, Inc. voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent a Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

   -  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request.

Because the ADV Class shares of ING Capital Guardian Managed Global, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMR(SM) Diversified Mid Cap, ING Global Resources, ING Goldman Sachs Tollkeeper(SM), ING International, ING Janus Contrarian, ING JPMorgan Emerging Markets Equity, ING MFS Mid Cap Growth, ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Van Kampen Real Estate and to ING Wells Fargo Mid Cap Disciplined Portfolios had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end), audited financial highlights are presented for Service Class ("Class S") shares of these Portfolios. Because ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities and ING MFS Utilities Portfolios had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end), audited financial highlights are not available. Because ING Evergreen Omega Portfolio had not commenced operations and because its Class S shares did not have a full year of operations as of December 31, 2004, audited financial highlights are not available.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO

                                                                           CLASS S
                                     ----------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------------------------------------
                                          2004             2003           2002(1)           2001             2000(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year  $        11.30             8.29            10.40            11.82            19.96
 Income (loss) from investment
  operations:
 Net investment income (loss)        $         0.05             0.03             0.02             0.00*              --
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                         $         1.19             2.98            (2.12)           (1.41)           (3.13)
 Total from investment operations    $         1.24             3.01            (2.10)           (1.41)           (3.13)
 Less distributions from:
 Net investment income               $         0.06               --             0.00*            0.01             0.02
 Return of capital                   $           --               --             0.01               --               --
 Net realized gain on investments    $           --               --               --               --             4.99
 Total distributions                 $         0.06               --             0.01             0.01             5.01
 Net asset value, end of year        $        12.48            11.30             8.29            10.40            11.82
 TOTAL RETURN(3)                     %        10.95            36.31           (20.18)          (11.91)          (14.56)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)     $      389,945          358,796          226,961          255,251          232,963
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture               %         1.26             1.25             1.25             1.26             1.25
 Gross expenses prior to brokerage
  commission recapture               %         1.26             1.26             1.26             1.26             1.25
 Net investment income (loss)        %         0.45             0.38             0.20            (0.01)            0.05
 Portfolio turnover rate             %           28               23               36               30              109

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager of the ING Capital Guardian Managed Global Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO

                                                                           CLASS S
                                     ----------------------------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------------------------------------
                                          2004             2003           2002(1)           2001             2000(2)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year  $        10.99             7.84            10.53            10.71            23.44
 Income (loss) from investment
  operations:
 Net investment income (loss)        $         0.02             0.02             0.02             0.01             0.04
 Net realized and unrealized gain
  (loss) on investments              $         0.80             3.14            (2.70)           (0.18)           (5.05)
 Total from investment operations    $         0.82             3.16            (2.68)           (0.17)           (5.01)
 Less distributions from:
 Net investment income               $         0.02             0.01             0.01             0.01             0.03
 Net realized gain on investments    $           --               --               --               --             7.69
 Total distributions                 $         0.02             0.01             0.01             0.01             7.72
 Net asset value, end of year        $        11.79            10.99             7.84            10.53            10.71
 TOTAL RETURN(3)                     %         7.48            40.36           (25.43)           (1.56)          (18.17)
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
 Net assets, end of year (000's)     $      567,903          573,425          365,177          516,009          461,106
 Ratio to average net assets:
 Net expenses after brokerage
  commission recapture               %         0.91             0.93             0.94             0.95             0.95
 Gross expenses prior to brokerage
  commission recapture               %         0.92             0.94             0.95             0.95             0.95
 Net investment income               %         0.20             0.28             0.28             0.16             0.21
 Portfolio turnover rate             %           41               40               40               42              116

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager for the ING Capital Guardian Small Cap Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

                                                                                                             CLASS S
                                                                                                          -------------
                                                                                                           FEBRUARY 1,
                                                           YEAR ENDED DECEMBER 31,                         2000(1) TO
                                     -----------------------------------------------------------------    DECEMBER 31,
                                          2004             2003           2002(2)           2001              2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year  $        10.58             7.74            10.18            10.58            10.00
 Income (loss) from investment
  operations:
 Net investment income               $         0.05             0.02             0.03             0.01             0.03
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                         $         0.93             2.82            (2.45)           (0.39)            0.65
 Total from investment operations    $         0.98             2.84            (2.42)           (0.38)            0.68
 Less distributions from:
 Net investment income               $         0.02             0.00*            0.02             0.02             0.02
 Net realized gain on investments    $           --               --               --             0.00*            0.08
 Total distributions                 $         0.02               --             0.02             0.02             0.10
 Net asset value, end of year        $        11.54            10.58             7.74            10.18            10.58
 TOTAL RETURN(3)                     %         9.27            36.75           (23.79)           (3.62)            6.81
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)     $      662,965          575,864          301,376          282,049          113,206
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture(4)            %         0.99             0.99             0.99             1.01             1.00
 Gross expenses prior to brokerage
  commission recapture(4)            %         1.00             1.00             1.01             1.01             1.00
 Net investment income(4)            %         0.44             0.30             0.33             0.17             0.60
 Portfolio turnover rate             %           23               21               27               29               22

(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

                                                                                CLASS S
                                                ------------------------------------------------------------------------
                                                                                                             OCTOBER 2,
                                                                 YEAR ENDED DECEMBER 31,                     2000(1) TO
                                                ---------------------------------------------------------   DECEMBER 31,
                                                   2004           2003          2002(2)          2001          2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $       9.89           7.41           9.21           9.89          10.00
 Income (loss) from investment operations:
 Net investment income (loss)                   $      (0.03)          0.02           0.03           0.02           0.04
 Net realized and unrealized gain (loss) on
  investments                                   $       2.41           2.46          (1.81)         (0.68)         (0.13)
 Total from investment operations               $       2.38           2.48          (1.78)         (0.66)         (0.09)
 Less distributions from:
 Net investment income                          $       0.01           0.00*          0.02           0.02           0.02
 Total distributions                            $       0.01             --           0.02           0.02           0.02
 Net asset value, end of period                 $      12.26           9.89           7.41           9.21           9.89
 TOTAL RETURN(3)                                %      24.10          33.47         (19.34)         (6.64)         (0.87)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $    252,605        163,668         91,198         58,712         13,834
 Ratios to average net assets:
 Expenses(4)                                    %       1.01           1.00           1.01           1.01           1.00
 Net investment income(4)                       %      (0.30)          0.32           0.33           0.47           1.70
 Portfolio turnover rate                        %        151             93            106             89             20

(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING GLOBAL RESOURCES PORTFOLIO

                                                                                CLASS S
                                                ------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------
                                                  2004(1)          2003         2002(1)          2001           2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year             $      14.89           9.81           9.79          11.14          11.76
 Income (loss) from investment operations:
 Net investment income                          $       0.20           0.16           0.16           0.19           0.01
 Net realized and unrealized gain
  (loss) on investments and foreign
  currencies                                    $       0.75           4.96          (0.08)         (1.54)         (0.57)
 Total from investment operations               $       0.95           5.12           0.08          (1.35)         (0.56)
 Less distributions from:
 Net investment income                          $       0.13           0.04           0.06             --           0.05
 Return of capital                              $         --             --             --             --           0.01
 Total distributions                            $       0.13           0.04           0.06             --           0.06
 Net asset value, end of year                   $      15.71          14.89           9.81           9.79          11.14
 TOTAL RETURN(2)                                %       6.42          52.22           0.80         (12.12)         (4.73)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                $    190,176        144,294         69,313         33,787         42,109
 Ratios to average net assets:
 Expenses                                       %       0.91           0.94           0.94           0.95           0.95
 Net investment income                          %       1.69           2.52           1.50           1.68           1.00
 Portfolio turnover rate                        %        176            117            187            240            207

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

                                                                                       CLASS S
                                                               -------------------------------------------------------
                                                                                                             MAY 1,
                                                                        YEAR ENDED DECEMBER 31,             2001(2) TO
                                                               -----------------------------------------  DECEMBER 31,
                                                                    2004         2003         2002(1)        2001
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        6.71          4.76          7.69         10.00
 Income (loss) from investment operations:
 Net investment loss                                           $       (0.04)        (0.06)        (0.10)        (0.06)
 Net realized and unrealized gain (loss) on
 investments                                                   $        0.81          2.01         (2.83)        (2.25)
 Total from investment operations                              $        0.77          1.95         (2.93)        (2.31)
 Net asset value, end of period                                $        7.48          6.71          4.76          7.69
 TOTAL RETURN(3)                                               %       11.48         40.97        (38.10)       (23.10)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $      68,172        53,825        15,199         9,255
 Ratios to average net assets:
 Expenses(4)                                                   %        1.61          1.85          1.86          1.85
 Net investment loss(4)                                        %       (0.60)        (1.64)        (1.79)        (1.69)
 Portfolio turnover rate                                       %          64            30            42            21

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING INTERNATIONAL PORTFOLIO

                                                                                       CLASS S
                                                               -------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                              DECEMBER 31,                DECEMBER 17,
                                                               -----------------------------------------   2001(1) TO
                                                                    2004         2003         2002(2)        2001
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $        8.88          6.89          8.29          8.26
 Income (loss) from investment operations:
 Net investment income (loss)                                  $        0.12          0.09          0.06         (0.00)*
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                            $        1.36          1.92         (1.40)         0.03
 Total from investment operations                              $        1.48          2.01         (1.34)         0.03
 Less distributions from:
 Net investment income                                         $        0.09          0.02          0.04            --
 Net realized gain on investments                              $          --            --          0.02            --
 Total distributions                                           $        0.09          0.02          0.06            --
 Net asset value, end of period                                $       10.27          8.88          6.89          8.29
 TOTAL RETURN(3)                                               %       16.71         29.17        (16.15)         0.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     201,115       184,662       139,789       171,577
 Ratios to average net assets:
 Expenses(4)                                                   %        1.26          1.26          1.26          1.25
 Net investment income (loss)(4)                               %        1.19          1.19          0.69         (0.15)
 Portfolio turnover rate                                       %          87           116           115            99

(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO

                                                                                        CLASS S
                                                      -----------------------------------------------------------------------
                                                                                                                  OCTOBER 2,
                                                                     YEAR ENDED DECEMBER 31,                      2001(1) TO
                                                      -------------------------------------------------------    DECEMBER 31,
                                                           2004         2003         2002(2)        2001            2000(2)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $        9.40          6.25          8.44          8.91           10.00
 Income (loss) from investment operations:
 Net investment income (loss)                         $        0.01         (0.03)        (0.03)         0.00            0.04
 Net realized and unrealized gain
 (loss) on investments and foreign
 currencies                                           $        1.60          3.18         (2.16)        (0.45)          (1.12)
 Total from investment operations                     $        1.61          3.15         (2.19)        (0.45)          (1.08)
 Less distributions from:
 Net investment income                                $          --            --            --          0.02            0.01
 Net realized gain on investments                     $          --            --            --            --            0.00*
 Total distributions                                  $          --            --            --          0.02            0.01
 Net asset value, end of period                       $       11.01          9.40          6.25          8.44            8.91
 TOTAL RETURN(3)                                      %       17.13         50.40        (25.95)        (5.03)         (10.80)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $      65,770        53,873        21,815        26,151           8,125
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture(4)                              %        1.05          1.08          1.07          1.11            1.10
 Gross expenses prior to brokerage
 commission recapture(4)                              %        1.06          1.11          1.11          1.11            1.10
 Net investment income (loss)(4)                      %        0.14         (0.50)        (0.42)         0.25            1.92
 Portfolio turnover rate                              %          33            43            54            95              12

(1)  Commencement of operations.
(2) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

                                                                                CLASS S
                                                ------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------
                                                  2004(1)          2003          2002(2)         2001           2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year             $       9.28           6.34           7.10           7.59          11.56
 Income (loss) from investment operations:
 Net investment income (loss)                   $       0.05           0.06           0.02           0.09          (0.05)
 Net realized and unrealized gain (loss) on
  investments and foreign currencies            $       1.60           2.90          (0.78)         (0.49)         (3.86)
 Total from investment operations               $       1.65           2.96          (0.76)         (0.40)         (3.91)
 Less distributions from:
 Net investment income                          $       0.04           0.02             --           0.08             --
 Net realized gain on investments               $         --             --             --           0.01           0.06
 Total distributions                            $       0.04           0.02             --           0.09           0.06
 Net asset value, end of year                   $      10.89           9.28           6.34           7.10           7.59
 TOTAL RETURN(3)                                %      17.76          46.62         (10.70)         (5.25)        (33.79)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                $    156,615        113,494         62,732         74,797         60,541
 Ratios to average net assets:
 Expenses                                       %       1.54           1.77           1.76           1.76           1.75
 Net investment income (loss)                   %       0.62           1.06           0.25           1.27          (0.39)
 Portfolio turnover rate                        %        166             95            166            180            130

(1) Since March 1, 2004, ING Investment Management Advisors B.V. has served as Portfolio Manager for the ING Developing World Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING MFS MID CAP GROWTH PORTFOLIO

                                                                                CLASS S
                                                ------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------
                                                    2004           2003         2002(1)          2001           2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year             $      10.10           7.26          14.18          18.67          29.59
 Income (loss) from investment operations:
 Net investment loss                            $      (0.07)         (0.03)         (0.05)         (0.10)         (0.10)
 Net realized and unrealized gain (loss) on
  investments and foreign currencies            $       1.59           2.87          (6.87)         (4.31)          1.43
 Total from investment operations               $       1.52           2.84          (6.92)         (4.41)          1.33
 Less distributions from:
 Net realized gain on investments               $         --             --             --          (0.08)        (12.25)
 Total distributions                            $         --             --             --          (0.08)        (12.25)
 Net asset value, end of year                   $      11.62          10.10           7.26          14.18          18.67
 TOTAL RETURN(2)                                %      15.05          39.12         (48.80)        (23.62)          8.18
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                $    764,301        743,049        522,323      1,133,396      1,461,745
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture and reimbursement of unified
  fee(3)                                        %       0.87           0.86           0.84           0.89           0.88
 Net expenses after reimbursement of unified
  fee and prior to brokerage commission
  recapture                                     %       0.89           0.90           0.90           0.89           0.88
 Gross expenses prior to brokerage commission
  recapture and reimbursement of unified
  fee(3)                                        %       0.89           0.90           0.90           0.89           0.88
 Net investment loss                            %      (0.58)         (0.41)         (0.44)         (0.64)         (0.58)
 Portfolio turnover rate                        %         80             95            163             94            150

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

                                                                     CLASS S
                                                     ---------------------------------------
                                                           YEAR ENDED              MAY 1,
                                                          DECEMBER 31,           2002(1) TO
                                                     -----------------------    DECEMBER 31,
                                                        2004         2003         2002(2)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $     9.65         7.89           10.00
 Income (loss) from investment operations:
 Net investment income                               $     0.04         0.01            0.01
 Net realized and unrealized gain (loss) on
  investments                                        $     0.67         1.85           (2.11)
 Total from investment operations                    $     0.71         1.86           (2.10)
 Less distributions from:
 Net investment income                               $       --         0.00*           0.01
 Net realized gain on investments                    $     0.05         0.10              --
 Total distributions                                 $     0.05         0.10            0.01
 Net asset value, end of period                      $    10.31         9.65            7.89
 TOTAL RETURN(3)                                     %     7.34        23.65          (21.05)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $   40,272       29,803           6,334
 Ratios to average net assets:
 Expenses(4)                                         %     0.90         1.02            1.00
 Net investment income(4)                            %     0.44         0.06            0.13
 Portfolio turnover rate                             %      170          120             113

(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

                                                                     CLASS S
                                                     ---------------------------------------
                                                           YEAR ENDED              MAY 1,
                                                          DECEMBER 31,           2002(2) TO
                                                     -----------------------    DECEMBER 31,
                                                       2004(1)       2003         2002(1)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $    11.21         8.93           10.00
 Income (loss) from investment operations:
 Net investment income (loss)                        $     0.13         0.09            0.04
 Net realized and unrealized gain (loss) on
  investments and foreign currencies                 $     1.29         2.25           (1.11)
 Total from investment operations                    $     1.42         2.34           (1.07)
 Less distributions from:
 Net realized gain on investments                    $       --         0.00*             --
 Return of capital                                   $       --         0.06              --
 Total distributions                                 $       --         0.06              --
 Net asset value, end of period                      $    12.63        11.21            8.93
 TOTAL RETURN(3)                                     %    12.67        26.24          (10.70)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $  117,026       58,098          19,133
 Ratios to average net assets:
 Expenses(4)                                         %     1.25         1.25            1.25
 Net investment income(4)                            %     1.20         1.35            0.70
 Portfolio turnover rate                             %        9            9              33

(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO

                                                                                CLASS S
                                                ------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------
                                                    2004           2003(1)        2002(1)        2001(2)          2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year             $      20.46          14.97          15.64          15.21          12.12
 Income (loss) from investment operations:
 Net investment income                          $       0.71           0.78           0.73           0.70           0.42
 Net realized and unrealized gain (loss) on
  investments                                   $       7.01           4.86          (0.71)          0.53           3.33
 Total from investment operations               $       7.72           5.64           0.02           1.23           3.75
 Less distributions from:
 Net investment income                          $       0.35           0.03           0.44           0.59           0.66
 Net realized gain on investments               $       0.22           0.12           0.25           0.21             --
 Total distributions                            $       0.57           0.15           0.69           0.80           0.66
 Net asset value, end of year                   $      27.61          20.46          14.97          15.64          15.21
 TOTAL RETURN(3)                                %      37.77          37.73           0.20           8.14          30.99
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                $    572,066        341,126        194,207        130,643        103,800
 Ratios to average net assets:
 Expenses                                       %       0.91           0.93           0.95           0.95           0.95
 Net investment income                          %       3.93           4.67           4.56           5.35           5.60
 Portfolio turnover rate                        %         18             12             27             81             69

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Since December 17, 2001, Van Kampen has served as Portfolio Manager for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

                                                                                CLASS S
                                                ------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------
                                                    2004           2003        2002(1)(2)        2001           2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year             $      13.14          10.03          14.20          16.33          20.02
 Income (loss) from investment operations:
 Net investment income (loss)                   $       0.09           0.04           0.02           0.01           0.00*
 Net realized and unrealized gain
  (loss) on investments                         $       1.56           3.08          (4.17)         (2.13)         (3.08)
 Total from investment operations               $       1.65           3.12          (4.15)         (2.12)         (3.08)
 Less distributions from:
 Net investment income                          $       0.04           0.01           0.02           0.01             --
 Net realized gain on investments               $         --             --             --             --           0.61
 Total distributions                            $       0.04           0.01           0.02           0.01           0.61
 Net asset value, end of year                   $      14.75          13.14          10.03          14.20          16.33
 TOTAL RETURN(3)                                %      12.58          31.11         (29.26)        (12.98)        (15.22)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                $    322,510        340,331        287,276        450,704        491,555
 Ratios to average net assets:
 Net expenses after brokerage
  commission recapture                          %       0.88           0.89           0.87           0.95           0.95
 Gross expenses prior to brokerage
  commission recapture                          %       0.92           0.94           0.95           0.95           0.95
 Ratio of net investment income
  (loss) to average net assets                  %       0.58           0.33           0.20           0.09           0.00(1)
 Portfolio turnover rate                        %         90            106            158             40             62

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*    Amount is less than 0.01.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated April 29, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

To obtain free copies of the ING Investors Trust's annual and semi-annual reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, AZ 85258, or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ING INVESTORS TRUST TRUSTEES

John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer

[ING LOGO]

04/29/05                                                  SEC File No. 811-05629